Cover	Mar. 18, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2022
Entity File Number	1-32853
Entity Registrant Name	DUKE ENERGY CORPORATION
Entity Central Index Key	0001326160
Entity Tax Identification Number	20-2777218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	526 South Church Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202-1803
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Energy Carolinas [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2020
Entity File Number	1-4928
Entity Registrant Name	DUKE ENERGY CAROLINAS, LLC
Entity Central Index Key	0000030371
Entity Tax Identification Number	56-0205520
Entity Address, Address Line One	526 South Church Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202-1803
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Energy Ohio [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2020
Entity File Number	1-1232
Entity Registrant Name	DUKE ENERGY OHIO, INC.
Entity Central Index Key	0000020290
Entity Tax Identification Number	31-0240030
Entity Address, Address Line One	139 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Energy Progress [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2020
Entity File Number	1-3382
Entity Registrant Name	DUKE ENERGY PROGRESS, LLC
Entity Central Index Key	0000017797
Entity Tax Identification Number	56-0165465
Entity Address, Address Line One	410 South Wilmington Street
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601-1748
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Energy Indiana [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2020
Entity File Number	1-3543
Entity Registrant Name	DUKE ENERGY INDIANA, LLC
Entity Central Index Key	0000081020
Entity Tax Identification Number	35-0594457
Entity Address, Address Line One	1000 East Main Street
Entity Address, City or Town	Plainfield
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46168
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Energy Florida [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2020
Entity File Number	1-3274
Entity Registrant Name	DUKE ENERGY FLORIDA, LLC
Entity Central Index Key	0000037637
Entity Tax Identification Number	59-0247770
Entity Address, Address Line One	299 First Avenue North
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33701
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Piedmont Natural Gas Company [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2020
Entity File Number	1-6196
Entity Registrant Name	PIEDMONT NATURAL GAS COMPANY, INC.
Entity Central Index Key	0000078460
Entity Tax Identification Number	56-0556998
Entity Address, Address Line One	4720 Piedmont Row Drive
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28210
City Area Code	704
Local Phone Number	364-3120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DUK
Security Exchange Name	NYSE
Junior Subordinated Debentures 5. 625 Coupon Due September 2078 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Debentures due September 15, 2078
Trading Symbol	DUKB
Security Exchange Name	NYSE
Depository Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares,
Trading Symbol	DUK PR A
Security Exchange Name	NYSE